36. Financial instruments and risk management (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Financial Instruments And Risk Management [Abstract]
Net income (loss) from derivative operations	R$ 290,856
Income (loss) from operations with other derivatives	R$ 155,165